Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables [Line Items]
Total	$ 729,781	$ 726,696	$ 1,184,751
Education and union fund and social insurance payable [Member]
Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables [Line Items]
Total	376,017	373,740	843,807
Consulting and legal expenses [Member]
Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables [Line Items]
Total	41,090	31,090	40,602
Accrued payroll and welfare [Member]
Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables [Line Items]
Total	256,727	255,278	254,882
Other [Member]
Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables [Line Items]
Total	$ 55,947	$ 66,588	$ 45,460